Document and Entity Information	0 Months Ended
Dec. 20, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 20, 2013
Registrant Name	MFS SERIES TRUST XV
Central Index Key	0000764719
Amendment Flag	false
Document Creation Date	Dec. 20, 2013
Document Effective Date	Dec. 20, 2013
Prospectus Date	Feb. 28, 2013
MFS® Diversified Target Return Fund | A
Risk/Return:
Trading Symbol	DVRAX
MFS® Diversified Target Return Fund | R4
Risk/Return:
Trading Symbol	DVRKX
MFS® Diversified Target Return Fund | R5
Risk/Return:
Trading Symbol	DVRLX
MFS® Diversified Target Return Fund | B
Risk/Return:
Trading Symbol	DVRBX
MFS® Diversified Target Return Fund | C
Risk/Return:
Trading Symbol	DVRCX
MFS® Diversified Target Return Fund | I
Risk/Return:
Trading Symbol	DVRIX
MFS® Diversified Target Return Fund | R1
Risk/Return:
Trading Symbol	DVRFX
MFS® Diversified Target Return Fund | R2
Risk/Return:
Trading Symbol	DVRHX
MFS® Diversified Target Return Fund | R3
Risk/Return:
Trading Symbol	DVRJX